Schedule of operating expenses by nature - payroll related wages and benefits (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Expenses by nature [abstract]
General and administrative related wages and benefits	$ 17,975
Marketing and promotion related wages and benefits	6,162
Research and development related wages and benefits	1,212
Total operating expense related wages and benefits	25,349	$ 6,992
Wages and benefits expensed through cost of sales	10,905
Total wages and benefits expensed in the period	$ 36,254